Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Cash and cash equivalents [abstract]
Short-term deposits	$ 3,245,750	$ 106,036	$ 3,883,614
Cash	470	15	470
Cash at banks	1,396,302	45,616	4,151,630
Cash and cash equivalents	$ 4,642,522	$ 151,667	$ 8,035,714